Stockholders' equity - Share position (Details)	5 Months Ended
	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2018 shares	Aug. 14, 2017 EquityInstruments	Aug. 10, 2017 shares
Stockholders' equity
Shares outstanding	5,197,432,093	5,126,258,410		5,153,374,926
Shares in treasury		158,216,372
Total issued shares	5,284,474,782	5,284,474,782		5,244,316,120
Issue of new shares | EquityInstruments	173,543,667
Shares outstanding, voluntary conversion	(129,486,500)
Shares in treasury, voluntary conversion	(133,385,005)
Common share
Stockholders' equity
Shares outstanding	5,197,432,081	5,126,258,398		3,185,653,000
Shares in treasury	87,042,689	158,216,372		31,535,402
Total issued shares	5,284,474,770	5,284,474,770
Issue of new shares | EquityInstruments	173,543,667
Conversion of the remaining preferred shares	1,838,235,414
Shares in treasury conversion of the remaining preferred shares	(55,507,287)
Common share | Valepar S.A
Stockholders' equity
Issue of new shares | EquityInstruments			173,543,667
Preferred share
Stockholders' equity
Shares outstanding	12	12		1,967,721,926
Shares in treasury				59,405,792
Total issued shares	12	12
Conversion of the remaining preferred shares	(1,967,721,914)
Shares in treasury conversion of the remaining preferred shares	59,405,792